LEASES (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2022	Mar. 31, 2022
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF MATURITY OF OPERATING LEASE LIABILITY

Maturity of lease liability for the operating leases for the period ended September 30,
2023	$158,430
2024	$31,532
Imputed interest	$(1,466)
Total lease liability	$188,496

Disclosed as:
Current portion	$157,260
Non-current portion	$31,236

SCHEDULE OF AMORTIZATION OF THE RIGHT OF USE ASSET
Amortization of the right of use asset for the period ended September 30,
2023	$143,318
2024	$28,823

Total	$172,141

SCHEDULE OF TOTAL LEASE COST

Individual components of the total lease cost incurred by the Company is as follows:

	Six months ended September 30, 2022	Six months ended September 30, 2021
	(unaudited)	(unaudited)
Operating lease expense	$72,244	$70,084

White River Holdings Corp [Member]
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF MATURITY OF OPERATING LEASE LIABILITY

Maturity of lease liability for the operating lease for the period ended March 31,
2023	$155,263
2024	$108,116
2024	$2,119
Total lease liability	$265,498

Disclosed as:
Current portion	$155,263
Non-current portion	$110,235

SCHEDULE OF AMORTIZATION OF THE RIGHT OF USE ASSET
Amortization of the right of use asset for the period ended March 31,
2023	$142,907
2024	$98,468
2025	$2,119
Total	$243,494

SCHEDULE OF TOTAL LEASE COST	Individual components of the total lease cost incurred by the Company is as follows:
	Year ended March 31, 2022	Year ended March 31, 2021

Operating lease expense	$135,850	$79,246